Equity, Equity Activity (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011
Increase (Decrease) in Partners' Capital
Balance at December 31, 2011, Equity of Predecessors					$ 57,702	[1]
Balance at December 31, 2011, Partners' Capital					166,672	[1]
Sponsor contributions of equity to the Predecessors					1,525
Loss attributable to Predecessors	2,141	[2]	(2,969)	[2],[3]	(1,371)	[2],[3]	(10,980)	[2],[3]
Net liabilities not assumed by Tesoro Logistics LP					4,196	[4]	4,389	[4]
Allocation of net assets contributed to the unitholders					0
Cash distributions					(90,627)
Partnership earnings	13,085	[2]	7,895	[2],[3]	24,641	[2],[3]	7,895	[2],[3]
Other					1,828
Balance at June 30, 2012, Equity of Predecessors	23,992	[1]			23,992	[1]
Balance at June 30, 2012, Partners' Capital	106,864	[1]			106,864	[1]
Equity of Predecessors
Increase (Decrease) in Partners' Capital
Balance at December 31, 2011, Equity of Predecessors					57,702
Sponsor contributions of equity to the Predecessors					1,525
Loss attributable to Predecessors					(1,371)
Net liabilities not assumed by Tesoro Logistics LP					4,196
Allocation of net assets contributed to the unitholders					(38,079)
Cash distributions					0
Partnership earnings					0
Other					19
Balance at June 30, 2012, Equity of Predecessors	23,992				23,992
Common
Increase (Decrease) in Partners' Capital
Balance at December 31, 2011, Partners' Capital					250,430
Sponsor contributions of equity to the Predecessors					0
Loss attributable to Predecessors					0
Net liabilities not assumed by Tesoro Logistics LP					0
Allocation of net assets contributed to the unitholders					37,317
Cash distributions					(77,526)
Partnership earnings					12,067
Other					1,275
Balance at June 30, 2012, Partners' Capital	223,563				223,563
Subordinated
Increase (Decrease) in Partners' Capital
Balance at December 31, 2011, Partners' Capital					(143,048)
Sponsor contributions of equity to the Predecessors					0
Loss attributable to Predecessors					0
Net liabilities not assumed by Tesoro Logistics LP					0
Allocation of net assets contributed to the unitholders					0
Cash distributions					(11,289)
Partnership earnings					11,980
Other					522
Balance at June 30, 2012, Partners' Capital	(141,835)				(141,835)
General Partner
Increase (Decrease) in Partners' Capital
Balance at December 31, 2011, Partners' Capital					1,588
Sponsor contributions of equity to the Predecessors					0
Loss attributable to Predecessors					0
Net liabilities not assumed by Tesoro Logistics LP					0
Allocation of net assets contributed to the unitholders					762
Cash distributions					(1,812)
Partnership earnings					594
Other					12
Balance at June 30, 2012, Partners' Capital	$ 1,144				$ 1,144

[1]	Adjusted to include the historical balances of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.
[2]	Adjusted to include the historical results of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.
[3]	Adjusted to include the historical results of the Martinez crude oil marine terminal. See Notes A and B for further discussion.
[4]	Adjusted to include the historical results of the Martinez crude oil marine terminal and the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.